LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Leases
Short-term lease monthly expense		$ 15,000
Short-term lease expense	$ 23,077	$ 180,000	$ 180,000	$ 180,000